PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	April 30, 2023	October 31, 2022

Leasehold improvements	$12,840	$12,840
Property and equipment	939,697	925,427
Total cost	952,537	938,267
Less accumulated depreciation	(664,366)	(586,327)
Net property and equipment	$288,171	$351,940

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	October 31, 2022	October 31, 2021

Leasehold improvements	$12,840	$12,840
Property and equipment	925,427	524,870
Total cost	938,267	537,710
Less accumulated depreciation	(586,327)	(422,528)
Net property and equipment	$351,940	$115,182